Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Total share-based payment expense recognized	$ 1,650	$ 1,302	$ 3,806	$ 2,252